FAIR VALUE MEASUREMENTS (Restated, see Note 2) - Initial Measurement and Subsequent Measurement (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP		11 Months Ended
	Jul. 07, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares item	Sep. 30, 2021 item
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance		$ 17,695,600
Exercise price of warrant | $ / shares	$ 11.50
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance		11,454,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance		$ 6,241,600
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.47	1.02
Risk free interest rate | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.39
Tine to maturity | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	6.0
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.00	0.00
Expected dividend yield | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.00
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | item		19.0	13.5
Expected volatility | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	10.0
Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		11.50	11.50
Exercise price of warrants | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares	11.50
Unit Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		10.15	9.92
Monte Carlo simulation model | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrant | $ / shares	$ 0.83
Monte Carlo simulation model | Fair Value, Inputs, Level 3 [Member] | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance	$ 11,450,000
Monte Carlo simulation model | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance	$ 6,240,000
Monte Carlo simulation model | Unit Price | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares	10.18
Black Scholes Merton model | Fair Value, Inputs, Level 3 [Member] | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance		$ 19,460,000
Black Scholes Merton model | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance		$ 10,640,000
Black Scholes Merton model | Risk free interest rate | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.47
Black Scholes Merton model | Tine to maturity | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		5.76
Black Scholes Merton model | Expected dividend yield | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.00
Black Scholes Merton model | Expected volatility | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		19.0
Black Scholes Merton model | Exercise price of warrants | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares		11.50
Black Scholes Merton model | Unit Price | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares		10.15